Income Taxes and Related Payments - Additional information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Tax Disclosures [Line Items]
Approximate percentage of earnings not subject to income taxes	78.00%
TRA percent of savings to be paid to shareholders	85.00%
TRA percent of savings to be retained by entity	15.00%
Deferred tax assets	$ 183,858
Amounts payable under tax receivable agreements	160,663	0
APIC cumulative increase	28,352
Total	3,769
IPO [Member]
Tax Disclosures [Line Items]
Deferred tax assets	63,739
Follow On Offering [Member]
Tax Disclosures [Line Items]
Deferred tax assets	$ 123,888